SCHEDULE I-SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES	12 Months Ended
Dec. 31, 2012
SCHEDULE I-SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
SCHEDULE I-SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES

SCHEDULE I—SUMMARY OF INVESTMENTS—OTHER THAN INVESTMENTS

IN RELATED PARTIES

December 31, 2012

Column A	Column B	Column C	Column D
(in thousands)			Amount at
			which shown in
Type of Investment	Cost (1)	Fair Value	the balance sheet
Fixed maturities:
Bonds:
Available-for-sale
U.S. Government	$16,358	$16,713	$16,713
U.S. Agency	11,609	11,759	11,759
Non-U.S. Government & Agency	8,410	9,367	9,367
Mtge/ABS/CMO*	307,310	327,716	327,716
Corporate	535,437	580,708	580,708
Municipal	415,226	432,319	432,319
Total available-for-sale	$1,294,350	$1,378,582	$1,378,582
Held-to-maturity
U.S. Government	$—	$—	$—
U.S. Agency	10,076	10,150	10,076
Corporate	—	—	—
Municipal	1,652	1,718	1,652
Total held-to-maturity	$11,728	$11,868	$11,728

Trading
U.S. Government	$—	$—	$—
U.S. Agency	—	—	—
Mtge/ABS/CMO*	6	7	7
Corporate	—	—	—
Municipal	—	—	—
Total trading	$6	$7	$7

Total fixed maturities	$1,306,084	$1,390,457	$1,390,317

Equity securities, available-for-sale
Common stock
Ind Misc & all other	$186,309	$303,960	$303,960
I Shares (Ind/misc)	53,978	71,828	71,828
Reits (Ind/misc)	—	—	—
Total equity securities	$240,287	$375,788	$375,788

Cash & short-term investments	$74,776	$74,776	$74,776

Total investments and cash	$1,621,147	$1,841,021	$1,840,881

*Mortgage-backed, asset-backed & collateralized mortgage obligations.

Note: See notes 1E and 2 of Notes to Consolidated Financial Statements, as attached in Exhibit 13.  See also the accompanying report of independent registered public accounting firm on page 49 of this report.

(1)  Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.